Cash and Bank Balances (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Bank Balances [Abstract]
Schedule of Cash and Cash Equivalents Reflected in the Condensed Interim Consolidated Statement of Cash Flows

Cash and cash equivalents reflected in the condensed interim consolidated statement of cash flows comprise the following statement of financial position amounts:

	(Unaudited)	(Audited)	(Unaudited)
	June 30, 2025	December 31, 2024	June 30, 2024
	USD	USD	USD

Cash on hand	4,213	13,865,219	84,431
Bank balances	17,976,122	285,502	6,731,426
Short term deposits (1)	-	-	20,077,853
	17,980,335	14,150,721	26,893,710
Less: bank overdrafts (2)	(7,297)	(9,929)	(13,087)
Cash and cash equivalents	17,973,038	14,140,792	26,880,623

(1)	Short term deposits consist of fixed-term deposits with a 14 days maturity period with an interest rate of 4% per annum.

(2)	Bank overdrafts carry an interest rate between 7% - 10%.